Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Operating activities:
Net loss for the period	$ (6,552)	$ (5,827)
Items not affecting cash:
Amortization and depreciation	2,810	2,847
Deferred income taxes	(975)	(416)
Accretion	5	10
Foreign exchange	(16)	49
Gain on investment	266	0
Share-based expense	322	1,120
Items not affecting cash	(4,140)	(2,217)
Amounts receivable	(259)	(45)
Inventory	172	(75)
Unbilled revenue	(639)	(429)
Prepaid expenses	(220)	150
Accounts payable and accrued liabilities	1,019	679
Sales and income taxes payable and receivable	(352)	736
Deferred revenue	352	630
Net cash used in operating activities	(4,067)	(571)
Investing activities:
Purchases of property and equipment	(328)	(435)
Security depost on leases	0	(49)
Deferred acquisition payment	0	(146)
Sale of QVQ Holdings BV shares	0	121
Net cash used in investing activities	(328)	(509)
Financing activities:
Proceeds on share issuance, net of transaction costs	1,507	0
Repayment of leases	(801)	(715)
Proceeds on debenture issuance, net of transaction costs	4,059	0
Net cash provided by (used in) financing activities	4,765	(715)
Increase (decrease) in cash during the period	370	(1,795)
Foreign exchange	(294)	(467)
Cash – beginning of the year	3,545	8,366
Cash – end of the year	3,621	6,104
Cash is comprised of:
Cash	3,534	6,017
Restricted cash	87	87
Cash paid for interest	0	0
Cash paid for income tax	$ 0	$ 0